Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of foreign exchange derivative contracts	$ 197	$ 463
(Loss) Gain on foreign exchange contracts	(5,784)	(131)	(748)
(Loss) Gain on interest rate contracts	720	(245)	604
Accrued and Other Current Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of foreign exchange derivative contracts	2,250	640
Fair value of interest rate derivative contracts	242	679
Other Long-Term Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of interest rate derivative contracts	$ 0	$ 283